Trade and other receivables (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Net trade receivables	$ 257,675	$ 222,789
Other receivables	363,823	201,759
Prepaid land rent	1,612	1,069
Other prepaid expenses	21,781	25,080
Advance payments	26,462	14,663
Withholding tax	1,242	992
VAT receivables	13,875	5,401
Trade and other current receivables	686,470	471,753
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	33,275	21,408
Other tax receivables	5,903
Payment in advance for property, plant and equipment	118,458	48,071
Contingent consideration receivable	5,771	5,575
Trade and other non-current receivables	$ 163,407	75,054
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 284,442	253,852
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (26,767)	$ (31,063)